Income Taxes - Tax Effect of Temporary Differences which Give Rise to Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Deferred Tax Assets And Liabilities [Line Items]
Basis difference on property, plant and equipment	$ (35,025)	$ (39,951)
Capitalized software development costs	(9,690)	(5,999)
Basis difference on financing arrangements	(14,928)	(18,353)
Basis difference on intangible assets	(144,711)	(161,685)
Other	(3,169)	(3,221)
Deferred tax liabilities	(207,523)	(229,209)
Reserves for accounts receivable and salespersons overdrafts	8,069	9,842
Reserves for employee benefits	21,131	18,665
Other reserves not recognized for tax purposes	6,926	5,968
Foreign tax credit carryforwards	2,853	14,055
Net operating loss and state tax credit carryforwards	13,184	23,030
Basis difference on pension liabilities	37,953	25,969
Other	13,533	12,100
Deferred tax assets	103,649	109,629
Valuation allowance	(3,173)	(14,055)
Deferred tax assets, net	100,476	95,574
Net deferred tax liability	$ (107,047)	$ (133,635)